Short-term Borrowings and Long-term Borrowings - Additional information (Details) $ in Thousands	1 Months Ended											12 Months Ended
	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Apr. 30, 2022	Feb. 28, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares
Short term borrowings
Principal amount							¥ 900,000,000			$ 862,500
Share price | $ / shares																				$ 150.00
Short-term borrowings	¥ 390,750,000						110,000,000					¥ 390,750,000		¥ 37,042,000
Term of short term borrowings (in years)	1 year										5 years
Term of borrowings (in years)	1 year										5 years
Total borrowings	¥ 9,621,557,000											9,621,557,000		5,997,941,000		$ 9,621,557		$ 5,997,941
Outstanding loan principal, current	74,083,000											74,083,000
Outstanding loan principal, non-current	525,917,000											525,917,000
Interest rate on loan (as a percent)								0.31%
Maximum borrowing capacity								¥ 1,009,900,000
Outstanding loan principal | $																600
Repayments of Debt												74,777,000
Remaining borrowing capacity	409,900,000											409,900,000
Proceeds from borrowings												3,741,482,000	$ 542,464	600,000,000
Debt instrument convertible conversion ratio						28.34			14.17	14.17
Debt instrument principal amount									100.00%	100.00%
Current portion	390,750,000						110,000,000					390,750,000		37,042,000
Non-current portion	9,230,807,000						790,000,000					9,230,807,000		5,960,899,000		$ 1,338,341
Convertible debt
Short term borrowings
Interest expense debt												31,076,000	$ 4,506	21,369,000	$ 3,353
Principal amount	6,006,968,000											6,006,968,000		5,499,041,000
Unamortized debt issuance cost	93,253,000											93,253,000		¥ 101,100,000
Credit agreement
Short term borrowings
Principal amount				¥ 3,000,000,000
Debt carrying amount	625,383,000											625,383,000
Debt instrument carrying amount	625,383,000											625,383,000
Loan agreements
Short term borrowings
Outstanding loan principal, non-current	209,900,000											209,900,000
18-month loan agreement
Short term borrowings
Outstanding loan principal as long-term borrowing | $		$ 260
3 Year loan agreement
Short term borrowings
Short-term borrowings	100,000,000											100,000,000
Current portion	100,000,000											100,000,000
Asset transfer agreement | Changzhou Production Base
Short term borrowings
Short-term borrowings	99,702,000											99,702,000
Current portion	99,702,000											99,702,000
Non-current portion	124,627,000											124,627,000
Commercial bank | Loan agreements
Short term borrowings
Principal amount | $																	$ 200,000
Debt carrying amount				696,460,000													100,000
Repaid a portion of the principal amount				348,230,000	$ 50,000
Short-term borrowings	6,965,000											6,965,000
Outstanding loan principal as long-term borrowing	341,265,000											¥ 341,265,000
Term of short term borrowings (in years)												12 months	12 months
Term of borrowings (in years)												12 months	12 months
Debt instrument carrying amount				¥ 696,460,000													$ 100,000
Current portion	6,965,000											¥ 6,965,000
Commercial bank | 18-month loan agreement
Short term borrowings
Principal amount | $																			$ 260
Outstanding loan principal as long-term borrowing	¥ 240,000,000											240,000,000
Term of short term borrowings (in years)	18 months	18 months
Term of borrowings (in years)	18 months	18 months
Commercial bank | 3 Year loan agreement
Short term borrowings
Principal amount			¥ 300,000,000
Term of short term borrowings (in years)			3 years
Term of borrowings (in years)			3 years
Non-current portion	¥ 200,000,000											¥ 200,000,000
Production facilities and equipment | Asset transfer agreement | Changzhou Production Base
Short term borrowings
Total consideration							299,106,000
Term of short term borrowings (in years)												12 months	12 months
Term of borrowings (in years)												12 months	12 months
Production facilities and equipment | Asset transfer agreement | Changzhou Production Base | Lease agreement
Short term borrowings
Amount of repurchase of production facility and equipment notional amount.							¥ 1.000
USD
Short term borrowings
Debt instrument convertible conversion ratio									28.34	28.34
RMB
Short term borrowings
Debt instrument convertible conversion ratio									35.2818	35.2818
5-year LPR
Short term borrowings
Interest rate (as a percent)	(0.40%)
5-year LPR | Credit agreement
Short term borrowings
Interest rate (as a percent)				(0.80%)	(0.80%)
1-year LPR
Short term borrowings
Interest rate (as a percent)	(0.90%)
1-year LPR | Commercial bank | 18-month loan agreement
Short term borrowings
Interest rate (as a percent)	(0.70%)
Convertible debt
Short term borrowings
Principal amount | $										$ 1,000
Percentage of discount on share issue price									26.56%	26.56%
Interest rate (as a percent)										0.25%
Proceeds from borrowings									¥ 5,533,238,000	$ 844,876
Secured bank loan 2
Short term borrowings
Non-current portion	¥ 541,265,000											¥ 541,265,000